LOSSES PER SHARE (Narrative) (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the calculations	8,424,235	8,797,858